Supplemental Guarantor Information - Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 1,906	$ 160	$ 295	$ 134
Receivables, net of allowance	2,952	3,086
Inventories	891	908
Drilling advances	371	584
Derivative instruments	1	31
Prepaid assets and other	245	193
Total current assets	6,366	4,962
PROPERTY AND EQUIPMENT, NET	52,421	53,280	43,936
OTHER ASSETS:
Goodwill, net	1,369	1,289
Deferred charges and other	1,481	1,206
Total assets	61,637	60,737	50,285
CURRENT LIABILITIES:
Accounts payable	1,616	1,092
Current debt	53	990
Asset retirement obligation	121	478
Derivative instruments	299	116
Other current liabilities	2,611	2,860
Total current liabilities	4,700	5,536
Long-term debt	9,672	11,355
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Income taxes	8,364	8,024
Asset retirement obligation	3,101	4,100
Other	407	391
Total deferred credits and other noncurrent liabilities	11,872	12,515
COMMITMENTS AND CONTINGENCIES
TOTAL EQUITY	35,393	31,331	28,993	24,377
Total liabilities and equity	61,637	60,737
Income taxes	8,364	8,024
Asset retirement obligation	3,101	4,100
Other	407	391
Total deferred credits and other noncurrent liabilities	11,872	12,515
COMMITMENTS AND CONTINGENCIES APACHE SHAREHOLDERS' EQUITY
Noncontrolling interest	1,997
TOTAL EQUITY	35,393	31,331	28,993	24,377
Total liabilities and shareholders' equity	61,637	60,737
Income taxes	8,364	8,024
Asset retirement obligation	3,101	4,100
Other	407	391
Total deferred credits and other noncurrent liabilities	11,872	12,515
COMMITMENTS AND CONTINGENCIES
TOTAL EQUITY	35,393	31,331	28,993	24,377
Total liabilities and equity	61,637	60,737
Apache Corporation [Member]
CURRENT ASSETS:
Cash and cash equivalents	155		41	6
Receivables, net of allowance	1,043	876
Inventories	48	95
Drilling advances	49	21
Derivative instruments	1	31
Prepaid assets and other	99	102
Intercompany receivable	5,357	3,766
Total current assets	6,752	4,891
PROPERTY AND EQUIPMENT, NET	16,092	18,517
OTHER ASSETS:
Intercompany receivable	1,572	4,628
Equity in affiliates	24,743	21,047
Goodwill, net	173	173
Deferred charges and other	166	152
Total assets	49,498	49,408
CURRENT LIABILITIES:
Accounts payable	956	639
Current debt		912
Asset retirement obligation	115	471
Derivative instruments	299	96
Other current liabilities	896	893
Total current liabilities	2,266	3,011
Long-term debt	9,374	10,706
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Income taxes	3,586	2,990
Asset retirement obligation	430	992
Other	446	378
Total deferred credits and other noncurrent liabilities	4,462	4,360
COMMITMENTS AND CONTINGENCIES	33,396
TOTAL EQUITY	33,396	31,331
Total liabilities and equity	49,498	49,408
Income taxes	3,586	2,990
Asset retirement obligation	430	992
Other	446	378
Total deferred credits and other noncurrent liabilities	4,462	4,360
COMMITMENTS AND CONTINGENCIES APACHE SHAREHOLDERS' EQUITY	33,396
TOTAL EQUITY	33,396	31,331
Total liabilities and shareholders' equity	49,498	49,408
Income taxes	3,586	2,990
Asset retirement obligation	430	992
Other	446	378
Total deferred credits and other noncurrent liabilities	4,462	4,360
COMMITMENTS AND CONTINGENCIES	33,396
TOTAL EQUITY	33,396	31,331
Total liabilities and equity	49,498	49,408
Apache Finance Canada [Member]
CURRENT ASSETS:
Cash and cash equivalents	3		5
Drilling advances		1
Total current assets	3	1
OTHER ASSETS:
Equity in affiliates	1,155	934
Deferred charges and other	1,006	1,002
Total assets	2,164	1,937
CURRENT LIABILITIES:
Accounts payable	2	1
Other current liabilities	10	3
Total current liabilities	12	4
Long-term debt	298	647
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Income taxes		5
Other	250	250
Total deferred credits and other noncurrent liabilities	250	255
COMMITMENTS AND CONTINGENCIES	1,604
TOTAL EQUITY	1,604	1,031
Total liabilities and equity	2,164	1,937
Income taxes		5
Other	250	250
Total deferred credits and other noncurrent liabilities	250	255
COMMITMENTS AND CONTINGENCIES APACHE SHAREHOLDERS' EQUITY	1,604
TOTAL EQUITY	1,604	1,031
Total liabilities and shareholders' equity	2,164	1,937
Income taxes		5
Other	250	250
Total deferred credits and other noncurrent liabilities	250	255
COMMITMENTS AND CONTINGENCIES	1,604
TOTAL EQUITY	1,604	1,031
Total liabilities and equity	2,164	1,937
All Other Subsidiaries of Apache Corporation [Member]
CURRENT ASSETS:
Cash and cash equivalents	1,748	160	249	128
Receivables, net of allowance	1,909	2,210
Inventories	843	813
Drilling advances	322	562
Prepaid assets and other	146	91
Total current assets	4,968	3,836
PROPERTY AND EQUIPMENT, NET	36,329	34,763
OTHER ASSETS:
Equity in affiliates	449	97
Goodwill, net	1,196	1,116
Deferred charges and other	1,309	1,052
Total assets	44,251	40,864
CURRENT LIABILITIES:
Accounts payable	658	452
Current debt	53	78
Asset retirement obligation	6	7
Derivative instruments		20
Other current liabilities	1,705	1,964
Intercompany payable	5,357	3,766
Total current liabilities	7,779	6,287
Long-term debt		2
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	1,572	4,628
Income taxes	4,778	5,029
Asset retirement obligation	2,671	3,108
Other	711	763
Total deferred credits and other noncurrent liabilities	9,732	13,528
COMMITMENTS AND CONTINGENCIES	24,743
TOTAL EQUITY	26,740	21,047
Total liabilities and equity	44,251	40,864
Income taxes	4,778	5,029
Asset retirement obligation	2,671	3,108
Other	711	763
Total deferred credits and other noncurrent liabilities	9,732	13,528
COMMITMENTS AND CONTINGENCIES APACHE SHAREHOLDERS' EQUITY	24,743
Noncontrolling interest	1,997
TOTAL EQUITY	26,740	21,047
Total liabilities and shareholders' equity	44,251	40,864
Intercompany payable	1,572	4,628
Income taxes	4,778	5,029
Asset retirement obligation	2,671	3,108
Other	711	763
Total deferred credits and other noncurrent liabilities	9,732	13,528
COMMITMENTS AND CONTINGENCIES	24,743
TOTAL EQUITY	26,740	21,047
Total liabilities and equity	44,251	40,864
Reclassifications & Eliminations [Member]
CURRENT ASSETS:
Intercompany receivable	(5,357)	(3,766)
Total current assets	(5,357)	(3,766)
OTHER ASSETS:
Intercompany receivable	(1,572)	(4,628)
Equity in affiliates	(26,347)	(22,078)
Deferred charges and other	(1,000)	(1,000)
Total assets	(34,276)	(31,472)
CURRENT LIABILITIES:
Intercompany payable	(5,357)	(3,766)
Total current liabilities	(5,357)	(3,766)
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	(1,572)	(4,628)
Other	(1,000)	(1,000)
Total deferred credits and other noncurrent liabilities	(2,572)	(5,628)
COMMITMENTS AND CONTINGENCIES	(26,347)
TOTAL EQUITY	(26,347)	(22,078)
Total liabilities and equity	(34,276)	(31,472)
Other	(1,000)	(1,000)
Total deferred credits and other noncurrent liabilities	(2,572)	(5,628)
COMMITMENTS AND CONTINGENCIES APACHE SHAREHOLDERS' EQUITY	(26,347)
TOTAL EQUITY	(26,347)	(22,078)
Total liabilities and shareholders' equity	(34,276)	(31,472)
Intercompany payable	(1,572)	(4,628)
Other	(1,000)	(1,000)
Total deferred credits and other noncurrent liabilities	(2,572)	(5,628)
COMMITMENTS AND CONTINGENCIES	(26,347)
TOTAL EQUITY	(26,347)	(22,078)
Total liabilities and equity	$ (34,276)	$ (31,472)